Subsequent Events	12 Months Ended
Dec. 31, 2020
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Subsequent Events
NOTE 55. SUBSEQUENT EVENTS

Cash Dividends

On February 24, 2021, the Extraordinary Shareholders’ Meeting of Sudamericana Holding S.A. was held, which decided to partially use the “Optional Reserve” for the subsequent distribution of cash dividends or in kind in the amount of Ps. 1,100,000.
On March 29, 2021, the Ordinary Shareholders’ Meeting of Galicia Warrants S.A. was held, which decided to partially use the “Optional Reserve” for the subsequent distribution of cash dividends or in kind in the amount of Ps. 40,000.
On March 29, 2021, the Ordinary Shareholders’ Meeting of Galicia Administradora de Fondos S.A. was held, which decided the distribution of cash dividends or in kind in the amount of Ps. 800,000.
On March 30, 2021, the Ordinary Shareholders’ Meeting of Galicia Securities S.A. was held, which decided the distribution of cash dividends or in kind in the amount of Ps. 150,000.
Corporate Reorganization
On February 25, 2021, the National Securities Commission, through Resolution RESFC-2021-20999-APN-DIR, issued the administrative approval of the Spin-off-Merger requested by the Group, in its capacity of merging company of the spin-off equity of Fedler S.A. and Dusner S.A., in their capacity as spin-off companies.
The same resolution also authorized for the Group the public offering of 47,927,494 Class B ordinary book-entry shares with a nominal value of one Argentine peso (NV Ps. 1) each and entitled to one vote per share, to be delivered in exchange to the shareholders of the spin-off companies.
On March 16, 2021 the merger by acquisition and capital increase of Grupo Financiero Galicia S.A. was registered with the Public Registry of Commerce.